Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Jul. 02, 2012
Income Tax [Line Items]
Elimination of net current and deferred tax liabilities	$ 51,813	[1]	$ 43,083	[1]	$ 143,587	[1]
Federal statutory rate (as a percent)	35.00%
Equitrans, L.P.
Income Tax [Line Items]
Elimination of net current and deferred tax liabilities							143,600
Sunrise
Income Tax [Line Items]
Elimination of net current and deferred tax liabilities			43,100
Jupiter
Income Tax [Line Items]
Elimination of net current and deferred tax liabilities	$ 51,800

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise. See Note 2.